Revenues - Geographic (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Disclosure of geographical areas [line items]
Revenues	€ 4,908	€ 4,436	€ 12,708	€ 15,051
EMEA
Disclosure of geographical areas [line items]
Revenues	2,389	2,585	7,480	7,901
Germany
Disclosure of geographical areas [line items]
Revenues	834	1,231	3,644	3,606
France
Disclosure of geographical areas [line items]
Revenues	189	399	686	1,039
SWITZERLAND
Disclosure of geographical areas [line items]
Revenues	102	54	195	494
Great Britain
Disclosure of geographical areas [line items]
Revenues	205	270	765	980
Others-EMEA
Disclosure of geographical areas [line items]
Revenues	1,059	631	2,190	1,782
Asia Pacific
Disclosure of geographical areas [line items]
Revenues	532	433	1,387	1,863
China
Disclosure of geographical areas [line items]
Revenues	326	242	816	734
South Korea
Disclosure of geographical areas [line items]
Revenues	160	134	428	481
Others-Asia Pacific
Disclosure of geographical areas [line items]
Revenues	46	57	143	648
Americas
Disclosure of geographical areas [line items]
Revenues	1,987	1,418	3,841	5,287
United States
Disclosure of geographical areas [line items]
Revenues	1,981	1,289	3,722	5,096
Others-Americas
Disclosure of geographical areas [line items]
Revenues	€ 6	€ 129	€ 119	€ 191